Reporting Segments (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net interest income		$ 1,416,964	$ 1,414,368		$ 1,326,691
Net fee and commission income		498,658	484,463		455,558
Expected credit losses		323,311	317,408		302,255
Other operating income		13,001	23,129		62,016
Income from investments in associates and other companies		1,146	1,324		1,144
Income tax expense		175,074	167,144		145,031
Net income for the year		621,313	599,693		575,249
Companies And Institutions [Member]
Disclosure of operating segments [line items]
Net fee and commission income		47,710	44,696
GlobalCorporateBanking1[Member]
Disclosure of operating segments [line items]
Net fee and commission income		35,358	40,953
OthersSegmentMember
Disclosure of operating segments [line items]
Net fee and commission income		9,754
Retail Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost			20,786,637	[1]	19,233,169	[2]	$ 18,604,936	[2]
Net interest income		949,764	970,332		931,105
Net fee and commission income		220,532	206,449		196,845
Financial transactions, net	[3]	19,694	20,595		21,141
Expected credit losses		(279,969)	(293,956)		(323,888)
Support expenses	[4]	(553,157)	(534,970)		(529,909)
Segment`s net contribution		349,094	368,450		295,294
Middle Market [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost			7,690,380	[1]	6,775,734	[2]	6,396,376	[2]
Net interest income		272,912	264,663		244,960
Net fee and commission income		36,746	36,280		30,851
Financial transactions, net	[3]	16,848	13,751		19,577
Expected credit losses		(38,746)	(19,235)		(26,748)
Support expenses	[4]	(92,377)	(91,882)		(83,412)
Segment`s net contribution		207,815	203,577		185,228
Global Corporate Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost			1,613,088	[1]	1,633,796	[2]	2,121,513	[2]
Net interest income		96,722	100,808		95,105
Net fee and commission income		35,064	27,626		25,077
Financial transactions, net	[3]	57,340	50,714		55,927
Expected credit losses		224	6,440		7,579
Support expenses	[4]	(64,913)	(62,685)		(53,935)
Segment`s net contribution		126,552	122,903		129,753
Other [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost			123,309	[1]	83,215	[2]	83,606	[2]
Net interest income		94,970	(9,112)		10,196
Net fee and commission income		(6,582)	9,754		1,651
Financial transactions, net	[3]	11,200	44,692		43,713
Expected credit losses		(4,819)	4,496		974
Support expenses	[4]	(11,486)	(15,356)		(19,649)
Segment`s net contribution		87,533	33,428		36,885
Total [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost			30,213,414	[1]	27,725,914	[2]	27,206,431	[2]
Net interest income		1,414,368	1,326,691		1,281,366
Net fee and commission income		498,658	311,157		254,424
Financial transactions, net	[3]	105,082	129,752		140,358
Expected credit losses		(323,311)	(302,255)		(342,083)
Support expenses	[4]	(721,933)	(704,893)		(686,905)
Segment`s net contribution		770,994	728,358		647,160
Other operating income		23,129	62,016		6,427
Other operating expenses and impairment		(32,381)	(74,057)		(69,136)
Income from investments in associates and other companies		5,095	3,963		3,012
Income tax expense		(167,144)	(145,031)		(109,031)
Net income for the year		599,693	575,249		478,432
Individuals And PYMEs [Member]
Disclosure of operating segments [line items]
Net fee and commission income		$ 422,172	$ 389,060
Commercial Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost	[2]						$ 25,001,312
Net interest income					1,176,065
Net fee and commission income					227,696
Financial transactions, net	[3]				40,718
Expected credit losses					(350,636)
Support expenses	[4]				(613,321)
Segment`s net contribution					$ 480,522

[1]	Corresponds to loans and accounts receivable at amortised cost under IFRS 9, without deducting their allowances for loan losses.
[2]	Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.
[3]	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
[4]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.